Derivatives - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Total trading revenues			$ 132,300,000	$ 173,900,000	$ 229,700,000
Other long term borrowings			1,170,963,000	1,218,097,000
Cash flow hedge length of time, maximum		5 years
Hedged amount of foreign currency denominated loans			11,000,000	1,500,000
Cash Flow Hedge | Hedged Items
Derivative Instruments, Gain (Loss) [Line Items]
Variability in cash flows related to debt instruments (primarily loans)		$ 250,000,000
Notional	$ 650,000,000
Visa Class B Shares
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities related to sale			31,500,000	5,600,000		$ 26,000,000
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method
Derivative Instruments, Gain (Loss) [Line Items]
Other long term borrowings			500,000,000
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method | First Tennessee Bank National Association
Derivative Instruments, Gain (Loss) [Line Items]
Other long term borrowings			400,000,000
Additional Derivative Agreements | Derivative Instruments With Adjustable Collateral Posting Thresholds
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of derivative assets with adjustable posting thresholds			20,700,000	23,300,000
Net fair value of derivative liabilities with adjustable posting thresholds			37,800,000	34,500,000
Collateral received			86,600,000	119,300,000
Securities posted collateral			16,200,000	18,900,000
Additional Derivative Agreements | Derivative Instruments With Accelerated Termination Provisions
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of derivative assets with adjustable posting thresholds			19,000,000	22,800,000
Net fair value of derivative liabilities with adjustable posting thresholds			33,200,000	19,400,000
Collateral received			84,500,000	118,600,000
Securities posted collateral			15,200,000	6,700,000
Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Collateral cash payables			39,637,000	51,271,000
Interest Rate Contract | Cash Flow Hedge | Hedged Items
Derivative Instruments, Gain (Loss) [Line Items]
Variability in cash flows related to debt instruments (primarily loans)			900,000,000	900,000,000
Minimum | Cash Flow Hedge | Hedged Items
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedge length of time	3 years
Maximum | Cash Flow Hedge | Hedged Items
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedge length of time	7 years
Counterparties
Derivative Instruments, Gain (Loss) [Line Items]
Collateral cash receivables			79,900,000	60,300,000
Collateral cash payables			$ 40,400,000	$ 49,700,000